Listing and related expenses	12 Months Ended
Mar. 31, 2018
Listing and related expenses
Listing and related expenses

44. Listing and related expenses

        Listing and related expenses items included:

•	Listing expense amounting to Nil (March 31, 2017: INR 4,069,760 and March 31, 2016: Nil). Also refer to Note 43.
•	Transaction cost for consummation of business combination amounting to Nil (March 31, 2017: INR 172,474 and March 31, 2016: Nil)
•

Contingent dividend (basis reassessment of fair valuation) amounting to Nil (March 31, 2017: INR 292 and March 31, 2016: Nil) towards contingent dividend payable to holders of certain share options and share warrants.